Allocation of Plan Assets by Investments (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Equity Funds	Dec. 31, 2011 Equity Funds	Dec. 31, 2012 Equity Funds United States	Dec. 31, 2011 Equity Funds United States	Dec. 31, 2012 Equity Funds Global	Dec. 31, 2011 Equity Funds Global	Dec. 31, 2012 Fixed Income Funds	Dec. 31, 2011 Fixed Income Funds	Dec. 31, 2012 Fixed Income Funds United States	Dec. 31, 2011 Fixed Income Funds United States	Dec. 31, 2012 Fixed Income Funds Non U.S.	Dec. 31, 2011 Fixed Income Funds Non U.S.	Dec. 31, 2012 Cash and other	Dec. 31, 2011 Cash and other	Dec. 31, 2012 Level 1	Dec. 31, 2011 Level 1	Dec. 31, 2012 Level 1 Fixed Income Funds	Dec. 31, 2011 Level 1 Fixed Income Funds	Dec. 31, 2012 Level 1 Fixed Income Funds United States	Dec. 31, 2011 Level 1 Fixed Income Funds United States	Dec. 31, 2012 Level 1 Cash and other	Dec. 31, 2011 Level 1 Cash and other	Dec. 31, 2012 Level 2	Dec. 31, 2011 Level 2	Dec. 31, 2012 Level 2 Equity Funds	Dec. 31, 2011 Level 2 Equity Funds	Dec. 31, 2012 Level 2 Equity Funds United States	Dec. 31, 2011 Level 2 Equity Funds United States	Dec. 31, 2012 Level 2 Equity Funds Global	Dec. 31, 2011 Level 2 Equity Funds Global	Dec. 31, 2012 Level 2 Fixed Income Funds	Dec. 31, 2011 Level 2 Fixed Income Funds	Dec. 31, 2012 Level 2 Fixed Income Funds United States	Dec. 31, 2011 Level 2 Fixed Income Funds United States	Dec. 31, 2012 Level 2 Fixed Income Funds Non U.S.	Dec. 31, 2011 Level 2 Fixed Income Funds Non U.S.	Dec. 31, 2012 Level 2 Cash and other	Dec. 31, 2011 Level 2 Cash and other
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Equity funds, target minimum				50.00%	50.00%					30.00%	30.00%
Equity funds, target maximum				70.00%	70.00%					50.00%	50.00%
Plan assets	$ 1,901.0	$ 1,549.9	$ 1,445.4	$ 1,116.2	$ 906.8	$ 549.9	$ 456.3	$ 566.3	$ 450.5	$ 741.5	$ 604.3	$ 506.6	$ 421.2	$ 234.9	$ 183.1	$ 43.3	$ 38.8	$ 231.1	$ 229.1	$ 230.8	$ 224.5	$ 230.8	$ 224.5	$ 0.3	$ 4.6	$ 1,669.9	$ 1,320.8	$ 1,116.2	$ 906.8	$ 549.9	$ 456.3	$ 566.3	$ 450.5	$ 510.7	$ 379.8	$ 275.8	$ 196.7	$ 234.9	$ 183.1	$ 43.0	$ 34.2